June 3, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:  GL Beyond Income Fund

Registration Statement File No. 333-177372

CIK No. 0001532716

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 4 to the Registration Statement, electronically filed with the Securities and Exchange Commission on June 2, 2014.

Questions related to this filing should be directed to Parker D. Bridgeport of Thompson Hine LLP at (614) 469-3265 or to Eric Kane at (631) 470-2600.

     Very truly yours,

     /s/ Daniel J. Thibeault

     Daniel J. Thibeault

     President

Cc: Parker D. Bridgeport, Esq.